Income Taxes - Current and Deferred Income Tax Provision (Benefit) For Federal and State Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Current tax provision:
Federal			$ 0	$ 0
State			15	4
Total current tax provision			15	4
Deferred tax provision:
Federal			0	0
State			0	0
Total deferred tax provision			0	0
Provision for income taxes	$ 0	$ 3	$ 15	$ 4